Submission	Dec. 05, 2025
Submission [Line Items]
Central Index Key	0002094107
Registrant Name	Ballston Spa Bancorp, Inc.
Registration File Number	333-291808
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A